Condensed Interim Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Condensed Interim Consolidated Statements of Operations [Abstract]
Sales	$ 17,918	$ 15,715	$ 36,922	$ 30,745
Cost of sales	10,730	9,414	21,996	18,415
Gross profit	7,188	6,301	14,926	12,330
Operating expenses
Research and development	1,586	1,345	3,044	2,589
Sales and marketing	1,082	864	2,062	1,713
General and administrative	619	613	1,285	1,227
Total operating expenses	3,287	2,822	6,391	5,529
Operating income	3,901	3,479	8,535	6,801
Financial income, net	58	62	163	180
Income before income taxes	3,959	3,541	8,698	6,981
Income taxes	632	252	1,323	589
Net income	$ 3,327	$ 3,289	$ 7,375	$ 6,392
Income per share:
Basic income per ordinary share (US$)	$ 0.463	$ 0.462	$ 1.027	$ 0.902
Weighted average number of ordinary shares used to compute basic income per share (in thousands)	7,183	7,115	7,179	7,089
Diluted income per ordinary share (US$)	$ 0.453	$ 0.453	$ 1.005	$ 0.886
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)	7,337	7,263	7,340	7,218